NET INCOME (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the calculation of basic and diluted net income per common share for the periods:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator
Net income attributable to FTS	$89,576	$27,339	$118,698	$11,738
Less: Undistributed earnings attributable to convertible preferred stockholders	$(45,792)	(20,969)	$(79,699)	(11,738)
Net income attributable to common stockholders, basic and diluted	$43,784	6,370	$38,999	—

Denominator
Basic weighted average common shares attributable to FTS	103,571,820	68,568,542	80,896,185	63,700,455
Add: effect of dilutive securities related to share-based payment awards (A)	26,350,509	5,017,205	22,210,202	6,154,472
Diluted weighted average common shares attributable to FTS	129,922,329	73,585,747	103,106,387	69,854,927

Net income per common share attributable to FTS, basic	$0.42	$0.09	$0.48	$0.00
Net income per common share attributable to FTS, diluted	$0.34	$0.09	$0.38	$0.00
__________________
(A)The dilutive impact of share-based payment awards and warrants for the three months ended September 30, 2025 and 2024 comprised of 21,414,298 and 4,452,523 shares related to stock options, 1,349,563 and 564,682 shares related to warrants, and 3,586,648 and zero shares related to unvested RSUs, respectively. The dilutive impact of share-based payment awards and warrants for the nine months ended September 30, 2025 and 2024 comprised of 18,072,864 and 5,787,713 shares related to stock options, 1,041,277 and 366,759 shares related to warrants, and 3,096,061 and zero shares related to unvested RSUs, respectively. For the three and nine months ended September 30, 2024, 694,564 and 327,943 shares, respectively, related to unvested RSUs were excluded from the dilutive impact as the issuance of those shares was contingent upon the satisfaction of a liquidity condition which was not satisfied as of the end of those periods.
The following table sets forth the calculation of basic and diluted earnings per common share for the periods:

	December 31,
	2024	2023
Numerator
Net income (loss) attributable to Figure Technology Solutions, Inc.	$17,214	$(47,935)
Less: Undistributed earnings attributable to convertible preferred stockholders	$(17,214)	$—
Net income attributable to common stockholders, basic and diluted	$—	$(47,935)

Denominator
Basic weighted average common shares attributable to Figure Technology Solutions, Inc.	65,020,119	51,305,065
Add: effect of dilutive securities related to share-based payment awards(A)	7,617,338	—
Diluted weighted average common shares attributable to Figure Technology Solutions, Inc.	72,637,457	51,305,065

Basic earnings per common share attributable to Figure Technology Solutions, Inc.	$0.00	$(0.93)
Diluted earnings per common share attributable to Figure Technology Solutions, Inc.	$0.00	$(0.93)
__________________
(A)The dilutive impact of share-based payment awards and warrants for the fiscal year ended December 31, 2024 comprised of 7,132,282 shares related to stock options and 485,056 shares related to warrants. As the fiscal year ended December 31, 2023 was in a net loss position, 3,609,301 potentially dilutive shares from share-based payment awards were considered, but would have been anti-dilutive and have been excluded from the computation of diluted earnings per share for that period.